Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

TierPoint, LLC (the “Company”)
Guggenheim Securities, LLC (the “Structuring Agent”)
(together, the “Specified Parties”)

Re: TierPoint Issuer, LLC and TierPoint Co-Issuer, LLC, Secured Data Center Revenue Term Notes, Series 2025-1 and Series 2025-2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “4.2.2-1 TierPoint ABS Datatape_11.30.2024_vAUP.xlsx” provided by the Structuring Agent on January 27, 2025, on behalf of the Company, containing information on 38,379 service orders (“Service Orders”) as of November 30, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering of TierPoint Issuer, LLC and TierPoint Co-Issuer, LLC, Secured Data Center Revenue Term Notes, Series 2025-1 and Series 2025-2. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

●
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

●
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

●
The term “reporting threshold” means that dollar amounts were within $0.01, percentages were within 0.1%, Contract Start Date and Current Term End Date were within 30 days, Initial Term was within 60 days, Non-Renewal Notice Date was within the required number of days for notice listed in the non-renewal clause (“Non-Renewal Notice Period”) in the Service Orders Information (defined below), and Monthly Recurring Revenue (“MRR”) was within 10%.

●	The term “Statistical Calculation Date” means November 30, 2024.

●	The term “Top Tenants” means the top 25 tenants whose attribute “Top 25 Tenants” is equal to “Yes” in the Data File.

●	The term “Regular Tenants” means tenants whose attribute “Top 25 Tenants” is equal to “No” in the Data File. Top Tenants and Regular Tenants together constitute the “Tenant Category Definitions.”

●
The term “Service Orders Information” means the following documents provided by the Structuring Agent, on behalf of the Company, for the Selected Service Orders (defined below): (i) scanned agreements, (ii) scanned amended and/or restated agreements, (iii) scanned sales orders, and (iv) Company’s accounting system screenshots. We make no representation regarding the validity or accuracy of the Servicer Orders Information.

●
The term “Mapping Information” means an electronic data file entitled “4.0-2 2024.02.27 SKU F-Hierarchy.xlsx” provided by the Structuring Agent on February 27, 2024, on behalf of the Company, containing mapping information for Product Type (F1New & F2New) with respect to the Service Orders.

●
The term “Support Information Files” means the following electronic data files and email messages provided by the Structuring Agent, on behalf of the Company, containing information on attributes #2-#5 and #7-#13 listed in Exhibit B:

a)	“SENT – TierPoint 2025-1 Initial Exceptions_Gugg – TierPoint Responses 2-27-2025_v_FF.xlsx” provided on March 12, 2025.

b)	Email message entitled “EXTERNAL RE TierPoint 2025-1 Due Diligence Sample.msg” provided on March 12, 2025.

●	The term “Source Documents” means the Service Orders Information, Mapping Information, and Support Information Files.

●	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

●	The term “Provided Information” means the Statistical Calculation Date, Tenant Category Definitions, Source Documents, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Service Orders from the Data File as follows:

(i)	Selected one (1) Service Order for each of the 25 Top Tenants from the Top Tenant’s Service Orders for a total of 25 Service Orders (the “Top Tenants Sample”), and

(ii)	Selected 75 Service Orders from the Regular Tenants’ Service Orders (the “Regular Tenants Sample”).

The Top Tenants Sample and Regular Tenants Sample together constitute the “Selected Service Orders.” For purposes of this procedure, the Company instructed us to exclude any Service Order for which the “ServiceAssetNumber” started with “G,” the “ABS DC” was “Non-ABS,” and the “MRR” was less than $0.00. The Company did not inform us of the basis they used to determine the number of Services Orders we were instructed to randomly select from the Data File. A listing of the Selected Service Orders is attached as Exhibit A.

B.
For each Selected Service Order, we compared or recomputed the specified attributes in the Data File listed in the Exhibit B to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable, listed in Exhibit B. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

2

We found such information to be in agreement, except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Service Orders, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Service Orders to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Service Orders being securitized, (iii) the compliance of the originator of the Service Orders with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Service Orders that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
March 14, 2025

3

Exhibit A

Selected Service Orders

Selected Service Order #	Service Asset Number	Top 25 Tenants	Selected Service Order #	Service Asset Number	Top 25 Tenants
1	SA1032045	Yes	51	SA1091467	No
2	SA1033801	Yes	52	SA1092875	No
3	SA1039635	Yes	53	SA1092889	No
4	SA1049743	Yes	54	SA1087580	No
5	SA1050801	Yes	55	SA1093130	No
6	SA1052674	Yes	56	SA1093150	No
7	SA1058465	Yes	57	SA1094442-1	No
8	SA1072090	Yes	58	SA1094467	No
9	SA1085292	Yes	59	SA1095458	No
10	SA1087009	Yes	60	SA1096122	No
11	SA1087619	Yes	61	SA1096569	No
12	SA1089449-2	Yes	62	SA1096643	No
13	SA1093266	Yes	63	SA1097118	No
14	SA1094647	Yes	64	SA1097386	No
15	SA1096932	Yes	65	SA1098121	No
16	SA1100432	Yes	66	SA1098652	No
17	SA1103286	Yes	67	SA1099218	No
18	SA1103456	Yes	68	SA1099289	No
19	SA1103870	Yes	69	SA1101478	No
20	SA1106780	Yes	70	SA1102039	No
21	SA9464059-1	Yes	71	SA1102735	No
22	SA9464724-2	Yes	72	SA1102771	No
23	SA9464786-2	Yes	73	SA1102968	No
24	SA9465105	Yes	74	SA1107588	No
25	SA9469464	Yes	75	SA9469043	No
26	SA1030056	No	76	SA124716	No
27	SA1038276	No	77	SA9469597	No
28	SA1039238	No	78	SA133152	No
29	SA1102688	No	79	SA133519	No
30	SA1042585	No	80	SA1663	No
31	SA1089275	No	81	SA22140	No
32	SA1049118	No	82	SA22472	No
33	SA1058014	No	83	SA27557	No
34	SA1060323	No	84	SA37110	No
35	SA1062206	No	85	SA44000	No
36	SA1065402	No	86	SA53634	No
37	SA124332	No	87	SA1095649	No
38	SA1078078	No	88	SA9464352	No
39	SA1067908	No	89	SA9465332	No
40	SA1068638	No	90	SA9466049	No
41	SA1072387	No	91	SA9466457	No
42	SA1073623	No	92	SA9467271	No
43	SA1083984	No	93	SA9467671	No
44	SA1084782	No	94	SA9468067	No
45	SA1086623	No	95	SA9470026	No
46	SA1087268	No	96	SA9470247	No
47	SA1088428	No	97	SA26802	No
48	SA1088429	No	98	SA9471078	No
49	SA1088660	No	99	SA9471381	No
50	SA1090304	No	100	SA1072885	No

A-1

Exhibit B

Source Documents and Instructions

#	Attribute Name	Attribute Name in the Data File	Source Documents / Instructions
1	Service Asset Numbers	ServiceAssetNumbers	N/A. Unique identifier for information purpose only.
2	Customer Name	CustomerName	Service Orders Information
3	Data Center	Data Center	Service Orders Information
4	Product Type F1New	F1New	Service Orders Information, Mapping Information
5	Product Type F2New	F2New	Service Orders Information, Mapping Information
6	Service Commencement Date	Commencement Date	Service Orders Information
7	Initial Term	Initial Term
Service Orders Information, Support Information Files

For any Selected Service Order that is coterminous, as listed in the Service Orders Information, recompute as the difference in months between:

(a)  the Service Commencement Date listed on the latest coterminous Service Orders Information, and

(b)   the Current Term End Date.

8	Current Term End Date	Current Term End
Service Orders Information

If Current Term End Date was not listed in the Service Orders Information, recompute by adding the Initial Term to the contract start date listed in the Service Order Information.

9	Non-Renewal Notice Date	Non-Renewal Notice Date
Service Orders Information, Support Information Files

If Non-Renewal Notice Date was not listed in the Service Orders Information, recompute by subtracting Non-Renewal Notice Period from the Current Term End Date.

10	Asset Renewal Term 1 Months	Asset Renewal Term 1 Months	Service Orders Information
11	Annual Cost of Living Adjustment (“COLA”) Price Change Percent	Anucola Price Change Percent
Service Orders Information, Support Information Files

For any Selected Service Order that had an Annual COLA Price Change Percent listed in the Data File, confirm that the value listed in the Data File is lower than or equal to the value listed in the Servicer Orders Information.

Record an exception if the Annual COLA Price Change Percent listed in the Data File is higher than such value listed in the Service Orders Information.

B-1

#	Attribute Name	Attribute Name in the Data File	Source Documents / Instructions
12	Renewal COLA Price Change Percent	Rnucola Price Change Percent
Service Orders Information, Support Information Files.

For any Selected Service Order that had a Renewal COLA Price Change Percent listed in the Data File, confirm that the value listed in the Data File is lower than or equal to the value listed in the Servicer Orders Information.

Record an exception if the Renewal COLA Price Change Percent listed in the Data File is higher than that listed in the Service Orders Information.

13	MRR	MRR
If MRR was listed in the Service Orders Information as of a date other than the Statistical Calculation Date, recompute using the following methodology:

MRR = (MRR listed in Service Orders Information) * (1 + Escalator Percentage) ^ n,

where n is equal to the time, in years, between the date on which the most recent escalation occurred as listed in the Service Orders Information and Statistical Calculation Date.

If the MRR in the Data File was a partial fulfillment as indicated by the Company in the Support Information Files, recompute by multiplying the quantity of services as indicated by the Company in the Support Information Files by the unit MRR listed in the Service Order Information.

B-2

Exhibit C

Exceptions

Selected Service Order #	Service Asset Number	Attribute Name	Per Data File	Per Source Documents/Instructions
2	SA1033801	MRR	$27,540.00	$27,000.00
2	SA1033801	Current Term End Date	7/15/2025	7/15/2024
9	SA1085292	MRR	$413.60	$376.00
12	SA1089449-2	MRR	$525.38	$391.00
23	SA9464786-2	Product Type F1New	VCSP-VCF-3YR	Information not provided
23	SA9464786-2	Product Type F2New	Software Licensing	Information not provided
27	SA1038276	MRR	127	Information not provided
42	SA1073623	MRR	$327.82	$300.00
47	SA1088428	Asset Renewal Term 1 Months	NA	12
74	SA1107588	Non-Renewal Notice Date	1/0/1900	11/26/2024
80	SA1663	Service Commencement Date	12/1/2006	9/1/2009
80	SA1663	Product Type F1New	Cloud	Information not provided
80	SA1663	Product Type F2New	Private Cloud	Information not provided
80	SA1663	Current Term End Date	11/30/2024	Information not provided
83	SA27557	MRR	$1,639.68	$1,312.50
84	SA37110	Product Type F2New	Bundled Colocation	Information not provided
84	SA37110	MRR	$37.00	Information not provided
85	SA44000	Product Type F1New	Bandwidth	Information not provided
85	SA44000	Product Type F2New	Internet Access	Information not provided
85	SA44000	MRR	$154.40	Information not provided
88	SA9464352	Non-Renewal Notice Date	1/0/1900	11/28/2027
89	SA9465332	Non-Renewal Notice Date	1/0/1900	4/13/2027
92	SA9467271	Non-Renewal Notice Date	1/0/1900	5/14/2027
93	SA9467671	Non-Renewal Notice Date	1/0/1900	4/20/2027
94	SA9468067	Initial Term	25 months	Information not provided
95	SA9470026	Non-Renewal Notice Date	1/0/1900	4/28/2027
96	SA9470247	Non-Renewal Notice Date	1/0/1900	4/17/2025
99	SA9471381	Non-Renewal Notice Date	1/0/1900	7/30/2025

C-1